Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	Jun. 30, 2024	Sep. 30, 2023
Schedule of Intangible Assets [Line Items]
Gross	$ 21,989	$ 7,589
Accumulated Amortization	(3,419)	(2,302)
Net	18,570	5,287
Developed technology [Member]
Schedule of Intangible Assets [Line Items]
Gross	7,589	7,289
Accumulated Amortization	(2,851)	(2,238)
Net	4,738	5,051
Customer relationships [Member]
Schedule of Intangible Assets [Line Items]
Gross	13,800	300
Accumulated Amortization	(372)	(64)
Net	13,428	236
Trade names [Member]
Schedule of Intangible Assets [Line Items]
Gross	300
Accumulated Amortization	(36)
Net	$ 264
Backlog [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Life (years)	1 year
Gross	$ 300
Accumulated Amortization	(160)
Net	$ 140
Minimum [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Life (years)	1 year
Minimum [Member] | Developed technology [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Life (years)	7 years
Minimum [Member] | Customer relationships [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Life (years)	10 years
Minimum [Member] | Trade names [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Life (years)	2 years
Maximum [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Life (years)	15 years
Maximum [Member] | Developed technology [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Life (years)	10 years
Maximum [Member] | Customer relationships [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Life (years)	15 years
Maximum [Member] | Trade names [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Life (years)	2 years 6 months